ACQUISITION OF GOLD STANDARD VENTURES CORP. - Purchase Consideration Calculation (Details) - Gold Standard Ventures Corp.	Aug. 12, 2022 USD ($) shares
Ifrs Asset Acquisitions [Line Items]
Cash consideration	$ 28,000
Estimated fair value of 43,688,556 common shares issued by the Company	149,363,000
Estimated fair value of 1,758,334 Replacement Options issued by the Company	1,647,000
Transaction costs	3,030,000
Total purchase price	$ 154,068,000
Number of shares issued as consideration | shares	43,688,556
Number of replacement options issued | shares	1,758,334